employee future benefits	6 Months Ended
Jun. 30, 2018
employee future benefits
employee future benefits

15employee future benefits

(a)Defined benefit pension plans — details

Our defined benefit pension plan expense (recovery) was as follows:

Three-month periods ended June 30 (millions)	2018				2017
Recognized in	Employee benefits expense (Note 8)	Financing costs (Note 9)	Other comp. income (Note 11)	Total	Employee benefits expense (Note 8)	Financing costs (Note 9)	Other comp. income (Note 11)	Total
Current service cost	$23	$—	$—	$23	$19	$—	$—	$19

Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	79	—	79	—	83	—	83
Return, including interest income, on plan assets 1	—	(77)	(152)	(229)	—	(82)	(35)	(117)
Interest effect on asset ceiling limit	—	1	—	1	—	1	—	1

	—	3	(152)	(149)	—	2	(35)	(33)

Administrative fees	1	—	—	1	1	—	—	1

Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	9	9	—	—	9	9

	$24	$3	$(143)	$(116)	$20	$2	$(26)	$(4)

(1)

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

Six-month periods ended June 30 (millions)	2018				2017
Recognized in	Employee benefits expense (Note 8)	Financing costs (Note 9)	Other comp. income (Note 11)	Total	Employee benefits expense (Note 8)	Financing costs (Note 9)	Other comp. income (Note 11)	Total
Current service cost	$45	$—	$—	$45	$38	$—	$—	$38

Past service costs	1	—	—	1	—	—	—	—

Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	158	—	158	—	166	—	166
Return, including interest income, on plan assets 1	—	(153)	(90)	(243)	—	(165)	(169)	(334)
Interest effect on asset ceiling limit	—	2	—	2	—	2	—	2

	—	7	(90)	(83)	—	3	(169)	(166)

Administrative fees	3	—	—	3	3	—	—	3

Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	9	9	—	—	51	51

	$49	$7	$(81)	$(25)	$41	$3	$(118)	$(74)

(1)

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

(b)Defined contribution plans — expense

Our total defined contribution pension plan costs recognized were as follows:

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Union pension plan and public service pension plan contributions	$5	$6	$11	$12
Other defined contribution pension plans	15	15	33	32

	$20	$21	$44	$44